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                                                            [METLIFE LETTERHEAD]

METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

May 1, 2008

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company and
     MetLife Investors Variable Annuity Account One
     File Nos. 333-52272/811-05200
     (Class L and Class L - 4 Year)
     Rule 497(j) Certification
     -------------------------

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectuses, Statement of Additional Information ("SAI") and Supplement to the (Class L) Prospectus, each dated April 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, SAI and Supplement to the April 28, 2008 Prospectus contained in Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on April 22, 2008.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company